Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Schedule of estimated useful lives of property, plant and equipment	Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computers and servers	3 – 5 years
Automobiles for Group uses	5 years
Automobiles for operating leases	5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of intangible assets

Purchased software	5 - 10 years
Digital Sales Assistant system	10 years
Domain names	10 years
Brand name	10 - 15 years
Customer relationship	2 - 15 years
Business cooperation	5 years
Others	5 - 10 years
Trademark and lifetime membership	10 years / Indefinite

New Accounting Pronouncement, Policy
The following table illustrates the effect of the adoption of ASC 606 by presenting a comparison of selected line items from the Group’s consolidated statement of comprehensive income/(loss) for the year ended December 31, 2018 (amounts in thousands of RMB):

	For the year ended December 31, 2018
	Under ASC 605	Effects of new revenue guidance	Under ASC 606

Revenue	11,384,102	(804,493)	10,579,609
Cost of revenue	(4,977,386)	732,988	(4,244,398)
Gross profit	6,406,716	(71,505)	6,335,211

Other gains, net	109,609	71,505	181,114
Loss from operations	(465,506)	-	(465,506)

Net loss	(679,316)	-	(679,316)